Offerings - Offering: 1	Apr. 28, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	(1) Calculated in accordance with Rule 457(o), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act of 1933, as amended. (2) Before reduction by the fee offset claimed in Table 2 below, calculated in accordance with Rule 457(p). After such reduction, the net fee payable, and contemporaneously paid, is $60,300.